Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock iShares® Dynamic Allocation V.I. Fund

(the “Fund”)

Supplement dated May 1, 2019 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2019

The Board of Trustees (the “Board”) of BlackRock Variable Series Funds, Inc. recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund and certain changes to the Fund’s investment strategies. In addition, the Board has determined to close the Fund’s Cayman subsidiary, iShares Dynamic Allocation V.I. Fund (Cayman) (the “Subsidiary”).

Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

Change in the Fund’s Name

BlackRock iShares® Dynamic Allocation V.I. Fund is renamed BlackRock 60/40 Target Allocation ETF V.I. Fund.

Closing the Subsidiary

The Fund no longer invests in the Subsidiary to gain exposure to commodity markets. Accordingly, all references and information relating to the Subsidiary are removed.

Changes in the Fund’s Investment Strategy

The section of the Summary Prospectus entitled “Key Facts About BlackRock iShares® Dynamic Allocation V.I. Fund — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund, which is a fund of funds, seeks to achieve its investment objective by investing in a portfolio of underlying exchange-traded funds (“ETFs”) that seek to track equity and fixed-income indices. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in iShares ETFs.

In general, the Fund invests in two different kinds of underlying ETFs: those that invest primarily in equity securities or certain other instruments described below (referred to as “equity ETFs”) and those that invest primarily in fixed-income securities (referred to as “fixed-income ETFs”).

The Fund generally expects to invest approximately 60% of its portfolio in equity ETFs and approximately 40% of its portfolio in fixed-income ETFs. Variations in the target asset allocation between equity ETFs and fixed-income ETFs are permitted up to 5%. Therefore, based on a target equity/fixed-income allocation of 60%/40%, the Fund may have an equity/fixed-income allocation that ranges from 65%/35% to 55%/45%. Although variations beyond the 5% range are generally not permitted, BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

The Fund’s underlying ETFs may invest in securities and other financial instruments of companies of any market capitalization. The underlying ETFs may invest in securities and other financial instruments available in both U.S. and non-U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non-U.S. dollar-denominated and may be currency hedged or unhedged.

Equity ETFs may include ETFs that invest in, among other things, common stock, preferred stock, rights and warrants to purchase common stock, depositary receipts, securities convertible into common and preferred stock and nonconvertible preferred stock, real estate-related securities or instruments and commodity-related securities or instruments. From time to time, the underlying ETFs may invest in shares of companies through initial public offerings (“IPOs”).

Fixed-income ETFs may include ETFs that invest in, among other things, government obligations, corporate bonds and notes, including bonds and notes convertible into equity securities, mortgage-backed securities, asset-backed securities, floating or variable rate obligations (including senior secured floating rate loans or debt, and second lien or other subordinated or unsecured floating rate loans or debt), loan assignments and participations, inflation-indexed bonds, municipal obligations, zero coupon debt securities, bank loans, structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities), below investment grade securities (commonly known as “junk bonds”), exchange traded notes (“ETNs”), cash or money market instruments. The average portfolio duration of the fixed-income portion of the Fund will vary based on the underlying ETFs’ and BlackRock’s forecast of interest rates and there are no limits regarding portfolio duration or average maturity. The underlying ETFs may invest in other pooled investment vehicles, including real estate investment trusts (“REITs”) and partnership interests, including master limited partnerships (“MLPs”).

The Fund’s equity allocation may be further diversified by style (including both value and growth ETFs), market capitalization (including both large cap and small cap ETFs), globally (including domestic and international (including emerging market) ETFs), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income ETFs are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.

The underlying ETFs may invest in derivatives, including, but not limited to, interest rate swaps, total return swaps, credit default swaps, variance swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on their portfolio investments (although the underlying ETFs are not necessarily required to hedge any of their positions or to use derivatives).

BlackRock iShares(R) Dynamic Allocation V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock iShares® Dynamic Allocation V.I. Fund

(the “Fund”)

Supplement dated May 1, 2019 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2019

The Board of Trustees (the “Board”) of BlackRock Variable Series Funds, Inc. recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund and certain changes to the Fund’s investment strategies. In addition, the Board has determined to close the Fund’s Cayman subsidiary, iShares Dynamic Allocation V.I. Fund (Cayman) (the “Subsidiary”).

Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

Change in the Fund’s Name

BlackRock iShares® Dynamic Allocation V.I. Fund is renamed BlackRock 60/40 Target Allocation ETF V.I. Fund.

Closing the Subsidiary

The Fund no longer invests in the Subsidiary to gain exposure to commodity markets. Accordingly, all references and information relating to the Subsidiary are removed.

Changes in the Fund’s Investment Strategy

The section of the Summary Prospectus entitled “Key Facts About BlackRock iShares® Dynamic Allocation V.I. Fund — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund, which is a fund of funds, seeks to achieve its investment objective by investing in a portfolio of underlying exchange-traded funds (“ETFs”) that seek to track equity and fixed-income indices. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in iShares ETFs.

In general, the Fund invests in two different kinds of underlying ETFs: those that invest primarily in equity securities or certain other instruments described below (referred to as “equity ETFs”) and those that invest primarily in fixed-income securities (referred to as “fixed-income ETFs”).

The Fund generally expects to invest approximately 60% of its portfolio in equity ETFs and approximately 40% of its portfolio in fixed-income ETFs. Variations in the target asset allocation between equity ETFs and fixed-income ETFs are permitted up to 5%. Therefore, based on a target equity/fixed-income allocation of 60%/40%, the Fund may have an equity/fixed-income allocation that ranges from 65%/35% to 55%/45%. Although variations beyond the 5% range are generally not permitted, BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

The Fund’s underlying ETFs may invest in securities and other financial instruments of companies of any market capitalization. The underlying ETFs may invest in securities and other financial instruments available in both U.S. and non-U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non-U.S. dollar-denominated and may be currency hedged or unhedged.

Equity ETFs may include ETFs that invest in, among other things, common stock, preferred stock, rights and warrants to purchase common stock, depositary receipts, securities convertible into common and preferred stock and nonconvertible preferred stock, real estate-related securities or instruments and commodity-related securities or instruments. From time to time, the underlying ETFs may invest in shares of companies through initial public offerings (“IPOs”).

Fixed-income ETFs may include ETFs that invest in, among other things, government obligations, corporate bonds and notes, including bonds and notes convertible into equity securities, mortgage-backed securities, asset-backed securities, floating or variable rate obligations (including senior secured floating rate loans or debt, and second lien or other subordinated or unsecured floating rate loans or debt), loan assignments and participations, inflation-indexed bonds, municipal obligations, zero coupon debt securities, bank loans, structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities), below investment grade securities (commonly known as “junk bonds”), exchange traded notes (“ETNs”), cash or money market instruments. The average portfolio duration of the fixed-income portion of the Fund will vary based on the underlying ETFs’ and BlackRock’s forecast of interest rates and there are no limits regarding portfolio duration or average maturity. The underlying ETFs may invest in other pooled investment vehicles, including real estate investment trusts (“REITs”) and partnership interests, including master limited partnerships (“MLPs”).

The Fund’s equity allocation may be further diversified by style (including both value and growth ETFs), market capitalization (including both large cap and small cap ETFs), globally (including domestic and international (including emerging market) ETFs), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income ETFs are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.

The underlying ETFs may invest in derivatives, including, but not limited to, interest rate swaps, total return swaps, credit default swaps, variance swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on their portfolio investments (although the underlying ETFs are not necessarily required to hedge any of their positions or to use derivatives).